Dec. 23, 2024
PLUS Korea Defense Industry Index ETF
PLUS Korea Defense Industry Index ETF
Investment Objective

The PLUS Korea Defense Industry Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Korea Defense Industry Index (the “Index”).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PLUS Korea Defense Industry Index ETF PLUS Korea Defense Industry Index ETF
Management Fee	0.65%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Acquired Fund Fees and Expenses	none	[1]
Total Annual Fund Operating Expenses	0.65%
[1]	Based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	1 Year	3 Years
PLUS Korea Defense Industry Index ETF | PLUS Korea Defense Industry Index ETF | USD ($)	66	208

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. Because the Fund is new, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund normally invests in securities comprising the Index. The Index is designed to track the performance of South Korean companies that have demonstrated high relevance to defense (“Korea Defense Companies”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities comprising the Index.

The universe of eligible Index components consists of all the common stocks included in the Korea Composite Stock Price Index (KOSPI) and the Korea Securities Dealers Association KOSDAQ Index, each of which tracks common stocks listed on the Korea Stock Exchange that are categorized as comprising one of the following industries under the Akros Industry Classification System (“AICS”): Utility System Construction; Other Heavy and Civil Engineering Construction; Other Chemical Product and Preparation Manufacturing; Iron and Steel Mills and Ferroalloy Manufacturing; Nonferrous Metal (except Aluminum) Production and Processing; Industrial Machinery Manufacturing; Navigational, Measuring, Electromedical, and Control Instruments Manufacturing; Motor Vehicle Manufacturing; Motor Vehicle Parts Manufacturing; Aerospace Product and Parts Manufacturing; Railroad Rolling Stock Manufacturing; Ship and Boat Building; Other Transportation Equipment Manufacturing; and Satellite Telecommunications. In addition, to be eligible for inclusion in the Index, a company must have a minimum market capitalization of at least $300 billion Korean Won (approximately $220 million U.S. Dollars as of August 1, 2024); a six-month average daily traded value of at least $250,000; and a six-month average daily traded volume of at least 250,000 shares.

From the remaining eligible securities, the Index applies a scoring methodology to identify Korea Defense Companies by utilizing a large language model (“LLM”), a type of artificial intelligence (AI) program that uses deep learning algorithms to process large amounts of data, to search for keywords that have been publicly disclosed through regulatory filings, quarterly earnings reports, company presentations or other reputable public news sources to identify Korea Defense Companies, and, once identified, applying a relevance-based scoring methodology to the results.

After all potential Index constituents have been identified and scored, the Index applies a weighting methodology whereby 70% of the Index is weighted by market capitalization and 30% of the Index is determined by the score-based thematic relevance. These final Index constituents are then reviewed to determine whether they derive more than 50% of their revenue from defense related activities identified in the scoring process. Index constituents that do not meet the revenue threshold are excluded from the final Index and the next highest scoring Index constituent is screened for inclusion. The target size of the Index is 20 constituents, and no individual index constituent can exceed 20% of the Index. The Index is rebalanced and reconstituted on a quarterly basis.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent the Index concentrates in an industry or group of industries. As of December 11, 2024, the Index was concentrated in the Aerospace Products and Parts Manufacturing Industry, as defined by AICS.

The Fund is a non-diversified investment company under the Investment Company Act of 1940 (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

The Index is owned by Hanwha Asset Management Co., Ltd (the “Index Provider”). The Index was created by Akros Index Engineering, Inc. (the “Index Administrator”), which is not affiliated with the Fund or the Adviser. The Index Administrator developed the methodology for determining the securities to be included in the Index and is responsible for the ongoing maintenance of the Index, oversight of the implementation of the index methodology, and changes in classification of the securities in the Index. The Index is calculated by Solactive AG, which is not affiliated with the Fund, the Adviser, or the Index Provider.

The Index may identify publicly-traded Korean companies that are affiliates of the Index Provider. The Index Provider is not affiliated with the Fund, Adviser, Index Administrator, or the Fund’s administrator, custodian, transfer agent, or the Distributor (defined below), or any of their respective affiliates. The Index Provider has no ability to influence or change the operation of the Index.

Principal Risks
Performance Information

The Fund is new and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.